Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only (Parentheticals) - Parent [Member] - $ / shares		Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only (Parentheticals) [Line Items]
Common stock, par value (in Dollars per share)	[1]	$ 0.12	$ 0.12
Common stock, shares authorized	[1]	7,500,000	7,500,000
Ordinary shares, issued	[1]	1,618,977	529,766
Ordinary shares ,outstanding	[1]	1,618,977	529,766

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.